Supplement to the
Fidelity Advisor® Mortgage Securities Fund
Class A, Class T, Class B, and Class C
October 30, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

AMOR-13-01  August 1, 2013
1.756217.130

Supplement to the
Fidelity Advisor® Mortgage Securities Fund
Institutional Class
October 30, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

AMORI-13-01  August 1, 2013
1.756216.123

Supplement to the
Fidelity® Mortgage Securities Fund
October 30, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

MOR-13-01  August 1, 2013
1.708462.120

Supplement to the
Fidelity Advisor® Municipal Income Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

HIM-13-01  August 1, 2013
1.756207.129

Supplement to the
Fidelity Advisor® Municipal Income Fund
Institutional Class
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

HIMI-13-01  August 1, 2013
1.756206.121

Supplement to the
Fidelity Advisor® Short Fixed-Income Fund
Class A, Class T, Class B, and Class C
October 30, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

SFI-13-01  August 1, 2013
1.756200.132

Supplement to the
Fidelity Advisor® Short Fixed-Income Fund
Institutional Class
October 30, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

SFII-13-01  August 1, 2013
1.736488.123

Supplement to the
Fidelity Advisor® Intermediate Bond Fund
Class A, Class T, Class B, and Class C
October 30, 2012
Prospectus

Effective October 30, 2013, Fidelity Advisor Intermediate Bond Fund will be renamed Fidelity Advisor Limited Term Bond Fund.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

Effective October 30, 2013, the fund will begin comparing its performance to the Barclays® U.S. 1-5 Year Government/Credit Bond Index rather than the Barclays® U.S. Intermediate Government/Credit Bond Index because the Barclays U.S. 1-5 Year Government/Credit Bond Index conforms more closely to the fund's revised investment policies. The fund will also compare its performance to the Fidelity Limited Term Composite IndexSM.

Effective October 30, 2013, the following information replaces similar information found in the second and third bullets in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Managing the fund to have similar overall interest rate risk to the Fidelity Limited Term Composite IndexSM.
  Normally maintaining a dollar-weighted average maturity between two and five years.

Effective October 30, 2013, the following information replaces similar information found in the second and fourth paragraphs in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 9.

FMR uses the Fidelity Limited Term Composite Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

LTB-13-01  August 1, 2013
1.756204.129

In addition, the fund normally maintains a dollar-weighted average maturity between two and five years. As of August 31, 2012, the fund's dollar-weighted average maturity was approximately 4.4 years and the index's dollar-weighted average maturity was approximately 4.3 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

Effective October 30, 2013, the following information supplements similar information found under the heading "Additional Information about the Index" in the "Appendix" section on page 43.

Barclays U.S. 1-5 Year Government/Credit Bond Index is a market value-weighted index of fixed-rate investment-grade debt securities with maturities from one to five years from the U.S. Treasury, U.S. Government-Related, and U.S. Corporate Indices.

Supplement to the
Fidelity Advisor® Intermediate Bond Fund
Institutional Class
October 30, 2012
Prospectus

Effective October 30, 2013, Fidelity Advisor Intermediate Bond Fund will be renamed Fidelity Advisor Limited Term Bond Fund.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

Effective October 30, 2013, the fund will begin comparing its performance to the Barclays® U.S. 1-5 Year Government/Credit Bond Index rather than the Barclays® U.S. Intermediate Government/Credit Bond Index because the Barclays U.S. 1-5 Year Government/Credit Bond Index conforms more closely to the fund's revised investment policies. The fund will also compare its performance to the Fidelity Limited Term Composite IndexSM.

Effective October 30, 2013, the following information replaces similar information found in the second and third bullets in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Managing the fund to have similar overall interest rate risk to the Fidelity Limited Term Composite IndexSM.
  Normally maintaining a dollar-weighted average maturity between two and five years.

Effective October 30, 2013, the following information replaces similar information found in the second and fourth paragraphs in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 8.

FMR uses the Fidelity Limited Term Composite Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

LTBI-13-01  August 1, 2013
1.756203.120

In addition, the fund normally maintains a dollar-weighted average maturity between two and five years. As of August 31, 2012, the fund's dollar-weighted average maturity was approximately 4.4 years and the index's dollar-weighted average maturity was approximately 4.3 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

Effective October 30, 2013, the following information supplements similar information found under the heading "Additional Information about the Index" in the "Appendix" section on page 29.

Barclays U.S. 1-5 Year Government/Credit Bond Index is a market value-weighted index of fixed-rate investment-grade debt securities with maturities from one to five years from the U.S. Treasury, U.S. Government-Related, and U.S. Corporate Indices.